INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES

NOTE 11 – INCOME TAXES

For the year ended December 31, 2013 and 2012, the Company calculated a net tax benefit of $516,531 and $300,324, respectively.  The benefit from income taxes consisted of the following:

Provision for Income Taxes	2013	2012
Deferred	$77,701	$(707,270)
Effect of offset from Kansas property acquisition	-	406,946
	$77,701	$(300,324)

The following is a reconciliation of income taxes computed using the U.S. federal statutory rate to the provision for income taxes:

Rate Reconciliation	2013	2012
Tax at federal statutory rate (34%)	$(127,333)	$(669,666)
Non-deductible expenses	4,450	1,098
True-up prior return	213,431	406,946
States taxes, net of Federal benefit	17,864	(93,950)
Effect of tax rates lower than statutory rate	5,017	55,248
	$77,701	$(300,324)

As of December 31, 2013, the Company had net operating loss carry forwards for federal income tax reporting purposes of approximately $17.8 million which, if unused, will expire in 2033.

The net deferred tax liability consisted of the following at December 31, 2013 and 2012:

Deferred Taxes:	2013	2012
Deferred tax liabilities
Property and equipment	$9,009,106	$3,094,811

Deferred tax assets
Stock-based compensation	1,682,601	386,541
Operating loss and IDC carryforwards	6,622,853	2,082,319
Deferred tax assets	8,305,439	2,468,860
Net deferred income tax liability	$703,651	$625,951

Accounting for Uncertainty in Income Taxes – In accordance with generally accepted accounting principles, the Company has analyzed its filing positions in all jurisdictions where it is required to file income tax returns for the open tax years in such jurisdictions. The Company has identified its federal income tax return and its state income tax returns in Texas and Kansas in which it operates as “major” tax jurisdictions. The Company’s federal income tax returns for the years ended December 31, 2010 through 2012 remain subject to examination. The Company’s income tax returns in Kansas remain subject to examination for years ended December 31, 2010 through 2012.  The Company’s income tax returns in Texas remain subject to examination for years ended 2009 through 2012. The Company currently believes that all significant filing positions are highly certain and that all of its significant income tax filing positions and deductions would be sustained upon audit. Therefore, the Company has no significant reserves for uncertain tax positions and no adjustments to such reserves were required by generally accepted accounting principles. No interest or penalties have been levied against the Company and none are anticipated; therefore, no interest or penalty has been included in our provision for income taxes in the consolidated statements of operations.